CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Progressive Produce [Member]	Common Stock	Additional Paid- In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests	Disposal Group, Progressive	Common Stock
Equity at beginning of period at Dec. 31, 2023	$ 1,386,664		$ 949	$ 796,800	$ 562,562	$ (110,791)	$ 1,249,520	$ 137,144
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	64,810				70,143		70,143	(5,333)	$ 536
Value of cash dividend paid					7,722
Dividends declared	(14,617)						(7,722)	(6,895)	(278)
Stock-based compensation	1,832			1,832			1,832
Other noncontrolling interest activity, net	347	$ (13,817)		0			0	347		$ (13,817)
Other redeemable noncontrolling interest activity, net	883			883			883		(883)
Other comprehensive (loss) income, net of income tax	(13,945)					(11,333)	(11,333)	(2,612)	206
Equity at end of period at Mar. 31, 2024	1,412,157		949	799,515	624,983	(122,124)	1,303,323	108,834
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2023									34,185
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	64,810				70,143		70,143	(5,333)	536
Dividends declared	(14,617)						(7,722)	(6,895)	(278)
Other redeemable noncontrolling interest activity, net	883			883			883		(883)
Other comprehensive income (loss), net of income tax	(13,945)					(11,333)	(11,333)	(2,612)	206
Redeemable noncontrolling interest at end of period at Mar. 31, 2024									33,766
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	87,595				80,117		80,117	7,478	593
Value of cash dividend paid					7,596
Dividends declared	(19,594)						(7,596)	(11,998)	(274)
Stock-based compensation	1,987			1,986			1,987				$ 1
Other noncontrolling interest activity, net	86			11			11	75
Other redeemable noncontrolling interest activity, net	262			262			262		(262)
Other comprehensive (loss) income, net of income tax	(8,921)					(7,249)	(7,249)	(1,672)	(6)
Equity at end of period at Jun. 30, 2024	1,473,572		950	801,774	697,504	(129,373)	1,370,855	102,717
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	87,595				80,117		80,117	7,478	593
Dividends declared	(19,594)						(7,596)	(11,998)	(274)
Other redeemable noncontrolling interest activity, net	262			262			262		(262)
Other comprehensive income (loss), net of income tax	(8,921)					(7,249)	(7,249)	(1,672)	(6)
Redeemable noncontrolling interest at end of period at Jun. 30, 2024									33,817
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	20,330				14,402		14,402	5,928	1,489
Value of cash dividend paid					7,859
Dividends declared	(10,076)						(7,859)	(2,217)	(1,494)
Stock-based compensation	1,186			1,186			1,186
Other noncontrolling interest activity, net	(94)			(7)			(7)	(87)
Other redeemable noncontrolling interest activity, net	(1,034)			(1,034)			(1,034)		1,034
Other comprehensive (loss) income, net of income tax	16,373					12,373	12,373	4,000	(56)
Equity at end of period at Sep. 30, 2024	1,500,257		950	801,919	704,047	(117,000)	1,389,916	110,341
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	20,330				14,402		14,402	5,928	1,489
Dividends declared	(10,076)						(7,859)	(2,217)	(1,494)
Other redeemable noncontrolling interest activity, net	(1,034)			(1,034)			(1,034)		1,034
Other comprehensive income (loss), net of income tax	16,373					12,373	12,373	4,000	(56)
Redeemable noncontrolling interest at end of period at Sep. 30, 2024									34,790
Equity at beginning of period at Dec. 31, 2024	1,399,364		950	801,099	657,430	(166,180)	1,293,299	106,065
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	40,369				38,912		38,912	1,457	3,525
Value of cash dividend paid					7,735
Dividends declared	(9,664)						(7,735)	(1,929)	(261)
Stock-based compensation	1,447			1,446			1,447				1
Other noncontrolling interest activity, net	(6,948)			(5,623)			(5,623)	(1,325)	(5,641)
Other redeemable noncontrolling interest activity, net	(2)			(2)			(2)		2
Other comprehensive (loss) income, net of income tax	20,572					17,516	17,516	3,056	(65)
Equity at end of period at Mar. 31, 2025	1,445,138		951	796,920	688,607	(148,664)	1,337,814	107,324
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2024									35,554
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	40,369				38,912		38,912	1,457	3,525
Dividends declared	(9,664)						(7,735)	(1,929)	(261)
Other redeemable noncontrolling interest activity, net	(2)			(2)			(2)		2
Other comprehensive income (loss), net of income tax	20,572					17,516	17,516	3,056	(65)
Redeemable noncontrolling interest at end of period at Mar. 31, 2025									33,114
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	17,421				9,966		9,966	7,455	841
Value of cash dividend paid					8,218
Dividends declared	(13,712)						(8,218)	(5,494)	(278)
Stock-based compensation	1,394			1,393			1,394				1
Other noncontrolling interest activity, net	(3,517)			13			13	(3,530)	1,527
Other redeemable noncontrolling interest activity, net	131			131			131		(131)
Other comprehensive (loss) income, net of income tax	41,507					35,292	35,292	6,215	325
Equity at end of period at Jun. 30, 2025	1,488,362		952	798,457	690,355	(113,372)	1,376,392	111,970
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	17,421				9,966		9,966	7,455	841
Dividends declared	(13,712)						(8,218)	(5,494)	(278)
Other redeemable noncontrolling interest activity, net	131			131			131		(131)
Other comprehensive income (loss), net of income tax	41,507					35,292	35,292	6,215	325
Redeemable noncontrolling interest at end of period at Jun. 30, 2025									35,398
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	11,922				5,105		5,105	6,817	1,976
Value of cash dividend paid					8,218
Dividends declared	(18,959)						(8,218)	(10,741)	(4,222)
Stock-based compensation	1,854			1,854			1,854				$ 0
Other noncontrolling interest activity, net	(872)			258			258	(1,130)
Other redeemable noncontrolling interest activity, net	(344)			(344)			(344)		344
Other comprehensive (loss) income, net of income tax						4,843	4,843
Equity at end of period at Sep. 30, 2025	1,487,291		$ 952	800,225	687,242	(108,529)	1,379,890	107,401
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	11,922				$ 5,105		5,105	6,817	1,976
Dividends declared	(18,959)						(8,218)	$ (10,741)	(4,222)
Other redeemable noncontrolling interest activity, net	$ (344)			$ (344)			(344)		344
Other comprehensive income (loss), net of income tax						$ 4,843	$ 4,843
Redeemable noncontrolling interest at end of period at Sep. 30, 2025									$ 32,568